CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 4,184,365	$ (663,127)	$ (1,198,134)	$ (59,051)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of note payable discount	56,801	108,872	117,059	28,098
Amortization of deferred finance costs	217,702	8,487	26,408
Stock-based compensation	166,400	302,925	163,137	6,505
Stock issued for services	133,000		194,800	121,770
Depreciation and amortization	907,502	81,851	131,069	23,442
Loss on extinguishment of liability		96,297	96,297
Warrants issued for extension of secured note		55,154	55,154
Bad debt expense	30,987	131,021	162,243
(Gain) loss on asset sale	(78,010)	6,440	8,851
Loss on debt conversion to common shares	11,063
Deferred tax benefit	(5,639,233)
Changes in:
Accounts receivable	(4,992,877)	(1,496,846)	(2,265,326)	(1,028,756)
Notes receivable			6,859
Prepaid expense and other current assets	(283,401)	(10,569)	(20,410)	26,455
Deposits			(33,960)
Accounts payable	1,296,798	971,329	2,487,242	322,586
Accounts payable and other liabilities - related parties	25,000	(225,248)	(225,248)
Accrued expenses and other liabilities	1,172,058	118,947	204,807	204,575
Other assets	(223,763)	(2,460)
Net cash used in operating activities	(3,015,608)	(516,927)	(89,152)	(354,376)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from the sale of property and equipment	599,000	86,674	64,273
Notes receivable		8,637
Cash paid for purchase of AES net of cash received	2,797,327			(44,861)
Cash paid for purchase of AquaTex net of cash received			(271,962)
Cash paid for purchase of property and equipment	(3,969,905)	(399,449)	(1,685,721)	(516,203)
Net cash used in investing activities	(573,578)	(304,138)	(1,893,410)	(561,064)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of warrants			50,000	3,125
Proceeds from sale-leaseback transaction		87,375	109,775
Proceeds from advances - related party		63,000	63,000	115,000
Payments against advances - related party		(20,000)	(20,000)
Payments for deferred financing costs	(945,126)	(18,698)	(30,698)
Proceeds from notes payable - related party				100,000
Proceeds from notes payable	1,755,685		850,000	1,000,000
Proceeds from line of credit, net	2,073,325	874,473	2,117,192
Proceeds from (payments of) secured borrowings, net	(44,943)
Payments on notes payable	(1,034,098)	(462,400)	(670,008)
Proceeds from exercise of warrants and options	87,500	50,000
Proceeds from sale of preferred shares	3,757,300
Dividends paid on preferred shares	(101,343)
Payments on capital lease obligation	(845,226)
Net cash provided by financing activities	4,703,074	573,750	2,469,261	1,218,125
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,113,888	(247,315)	486,699	302,685
CASH AND CASH EQUIVALENTS, beginning of period	866,035	379,336	379,336	76,651
CASH AND CASH EQUIVALENTS, end of period	1,979,923	132,021	866,035	379,336
Supplemental disclosures:
Cash paid for income taxes	36,774			26,088
Cash paid for interest	664,520	99,708	187,816	10,534
Noncash investing and financing activities
Notes issued in consideration for property and equipment	229,032		500,000	1,300,000
Shares issued in connection with acquisitions			548,604	552,500
Working capital adjustment in connection with acquisitions			(21,853)	225,248
Debt discount due to shares and warrants issued with debt				145,157
Payment on secured note paid directly from line of credit		512,600	512,600
Note receivable received for accounts receivable due		290,000	290,000
Debt reduction from the exercise of warrants	149,366	169,800	169,800
Deferred financing costs paid directly from line of credit		49,200	49,200
Common stock issued for lease deposit		31,500	31,500
Notes issued in consideration for intangible assets	370,000
Notes issued for financing of insurance premium	88,900
Cashless exercise of warrants	117
Debt discount due to warrants issued with debt	1,293,679
Common stock issued for debt	138,303
Capital lease obligation incurred in consideration for property and equipment	5,153,518
Deemed dividend for preferred stock beneficial conversion feature	720,424
Common shares issued for acquisition of Hamilton Investment Group	2,219,839
Working capital adjustment due to acquisition of Hamilton Investment Group	2,521,628
Note payable issued in conjunction with acquisition of Hamilton Investment Group	9,000,000
Deferred financing costs paid directly from note proceeds	562,609
Accounts payable paid directly from note proceeds	40,000
Line of credit paid directly from secured borrowings and note proceeds	4,752,317
Restricted cash reserve account paid directly from secured borrowings and note proceeds	$ 1,837,934